UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PilotRock Investment Partners GP, LLC

Address:   1700 East Putnam Avenue
           Old Greenwich, CT 06870


Form 13F File Number: 28-10617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. OMalley, Jr.
Title:  Managing Member
Phone:  (203) 698-8812

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas D. O'Malley, Jr.        Old Greenwich, CT                  11/16/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      323,050
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10619              OMalley, Jr., Thomas D.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABB LTD                      SPONSORED ADR     000375204    11883   592969 SH       SOLE       1         592969      0    0
AMERICAN TOWER CORP          CL A              029912201     7595   208663 SH       SOLE       1         208663      0    0
ANGLOGOLD ASHANTI LTD        SPONSORED ADR     035128206     4076   100000 SH       SOLE       1         100000      0    0
ANNALY CAP MGMT INC          COM               035710409    11428   630000 SH       SOLE       1         630000      0    0
BECTON DICKINSON & CO        COM               075887109    18219   261205 SH       SOLE       1         261205      0    0
BRUKER CORP                  COM               116794108     2134   200000 SH       SOLE       1         200000      0    0
COVIDIEN PLC                 SHS               G2554F105    23484   542848 SH       SOLE       1         542848      0    0
DIONEX CORP                  COM               254546104     3896    59962 SH       SOLE       1          59962      0    0
ELDORADO GOLD CORP NEW       COM               284902103    12211  1071166 SH       SOLE       1        1071166      0    0
ELDORADO GOLD CORP NEW       COM               284902103    11402  1000200 SH  CALL SOLE       1              0      0    0
GREAT BASIN GOLD LTD         COM               390124105      552   360959 SH       SOLE       1         360959      0    0
HOLOGIC INC                  COM               436440101     8201   501906 SH       SOLE       1         501906      0    0
MASTERCARD INC               CL A              57636Q104    19893    98405 SH       SOLE       1          98405      0    0
MONSANTO CO NEW              COM               61166W101     8452   109200 SH       SOLE       1         109200      0    0
MOSAIC CO                    COM               61945A107     3204    66661 SH       SOLE       1          66661      0    0
PAN AMERICAN SILVER CORP     COM               697900108     3007   131900 SH  CALL SOLE       1              0      0    0
POTASH CORP SASK INC         COM               73755L107     3350    37078 SH       SOLE       1          37078      0    0
PROCTER & GAMBLE CO          COM               742718109     8528   147243 SH       SOLE       1         147243      0    0
RESEARCH IN MOTION LTD       COM               760975102    19591   289674 SH       SOLE       1         289674      0    0
SPDR GOLD TRUST              GOLD SHS          78463V107    57817   584900 SH  CALL SOLE       1              0      0    0
THERMO FISHER SCIENTIFIC INC COM               883556102    12483   285857 SH       SOLE       1         285857      0    0
UNITED STATES NATL GAS FUND  UNIT              912318102     3540   301500 SH  CALL SOLE       1              0      0    0
WATERS CORP                  COM               941848103    19557   350109 SH       SOLE       1         350109      0    0
WESTERN UN CO                COM               959802109    14939   789583 SH       SOLE       1         789583      0    0
YAMANA GOLD INC              COM               98462Y100    12260  1144693 SH       SOLE       1        1144693      0    0
YAMANA GOLD INC              COM               98462Y100    16295  1521500 SH  CALL SOLE       1              0      0    0
ZIONS BANCORPORATION         COM               989701107     5053   281170 SH       SOLE       1         281170      0    0